Nationwide Life Insurance Company: • Nationwide Variable Account- II • Nationwide Variable Account- 7 • Nationwide Variable Account- 9

Prospectus supplement dated May 1, 2009 to
Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective May 1, 2009, the investment option changed names as indicated below.

OLD NAME	NEW NAME
Federated Insurance Series- Federated American Leaders Fund II: Service Shares	Federated Insurance Series- Federated Clover Value Fund II: Service Shares